Revenue (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of revenue from contracts with customers [Abstract]
Disaggregation Of Revenue

Year ended Dec. 31, 2018	Canadian Coal	US Coal	Canadian Gas	Australian Gas	Wind and Solar	Hydro	Energy Marketing	Corporate	Total
Revenues from contracts with customers	517	9	224	91	206	132	—	—	1,179
Revenue from leases(1)	68	—	—	68	27	7	—	—	170
Revenue from derivatives	(1)	115	4	—	(20)	—	67	—	165
Government incentives	—	—	—	—	16	—	—	—	16
Revenue from other(2)	328	318	4	6	53	17	—	(7)	719
Total revenue	912	442	232	165	282	156	67	(7)	2,249

Revenues from contracts with customers
Timing of revenue recognition
At a point in time	38	9	—	—	18	—	—	—	65
Over time	479	—	224	91	188	132	—	—	1,114
Total revenue from contracts with customers	517	9	224	91	206	132	—	—	1,179
(1) Total rental income, including contingent rent related to certain PPAs and other long-term contracts that meet the criteria of operating leases. 2017 - $247 million, 2016 - $221 million.
(2) Includes merchant revenue and other miscellaneous.

Changes In Contract Liabilities
The Corporation has recognized the following revenue-related contract assets and liabilities:

Contract liabilities
Dec. 31, 2017	62
IFRS 15 transition adjustment	17
Amounts transferred to revenue included in opening balance	(10)
Consideration received	13
Increases due to interest accrued and expensed during the period	6
Amounts transferred to payables	(1)
Dec. 31, 2018	87